Income tax	12 Months Ended
Jun. 30, 2019
Income Tax [Abstract]
Income tax
20.	Income tax

The Group's income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries' losses against subsidiaries income.

Argentine tax reform

On December 27, 2017, the Argentine Congress approved the Tax Reform, through Law No. 27,430, which was enacted on December 29, 2017, and has introduced many changes to the income tax treatment applicable to financial income. The key components of the Tax Reform are as follows:

Dividends: Tax on dividends distributed by Argentine companies would be as follows: (i) dividends originated from profits obtained before fiscal year ending June 30, 2018 will not be subject to withholding tax; (ii) dividends derived from profits generated during fiscal years of the Company ending June 30, 2019 and 2020 paid to argentine individuals and/or foreign residents, will be subject to a 7% withholding tax; and (iii) dividends originated from profits obtained during fiscal year ending June 30, 2021 onward will be subject to withholding tax at a rate of 13%.

Income tax: Corporate income tax would be gradually reduced to 30% for fiscal years commencing after January 1, 2018 through December 31, 2019, and to 25% for fiscal years beginning after January 1, 2020, inclusive.

Presumptions of dividends: Certain facts will be presumed to constitute dividend payments, such as: i) withdrawals from shareholders, ii) shareholders private use of property of the company, iii) transactions with shareholders at values different from market values, iv) personal expenses from shareholders or shareholder remuneration without substance.

Revaluation of assets: The regulation establishes that, at the option of the companies, tax revaluation of assets is permitted for assets located in Argentina and affected to the generation of taxable profits. The special tax on the amount of the revaluation depends on the asset, being (i) 8% for real estate not classified as inventories, (ii) 15% for real estate classified as inventories, (iii) 5% for shares, quotas and equity interests owned by individuals and (iv) 10% for the rest of the assets. Once the option is exercised for a particular asset, all other assets in the same category must be revalued. The tax result that originates the revaluation is not subject to the income tax and the special tax on the revaluation amount will not be deductible from said tax. Through regulations (Decree 353/2018 and 613/2018, and General Resolution (AFP) 4287), the National Executive Power has been extending the date for the exercise of the option, based on the international context and the greater volatility that it is observed in the financial variables that affect the decision regarding the exercise of the option. The expiration of the term for the exercise of this option for companies with fiscal year end as of June 30, was July 31, 2019.

The Group has analyzed the impacts of the option mentioned above and has chosen for the application of the optional tax revaluation in some companies of the Group.

Tax inflation adjustment: Law 27,430 establishes the following rules for the application of the inflation adjustment in income tax: (i) the update of the cost for goods acquired or investments made in the fiscal years that begin as of January 1, 2018 (applicable to IRSA for the year end June 30, 2019), considering the percentage variations of the CPI provided by the National Institute of Statistics and Census (INDEC); and (ii) the application of the adjustment set forth in Title VI of the Income Tax Law when a percentage of variation -of the aforementioned index price - accumulated in thirty-six (36) months prior to the fiscal year end that is liquidated, is greater than 100%, or, with respect to the first, second and third year after its validity, this procedure will be applicable in case the accumulated variation of that index price, calculated from the beginning of the first of them and until the end of each year, exceeds 55%, 30% and 15% for the first, second and third year of application, respectively. At the end of this year, there has been an accumulative variation of 55.72% in the index price that exceeds the expected condition of 55% for the application of the adjustment in said first year. Consequently, the tax inflation adjustment has been applied and the cost of goods acquired during the year 2019 has been updated as established in article 58 of the Argentine Income Tax Law.

In addition, the argentine tax reform contemplates other amendments regarding the following matters: social security contributions, tax administrative procedures law, criminal tax law, tax on liquid fuels, and excise taxes, among others. As of the date of presentation of these Financial Statements, some aspects are pending regulation by the National Executive Power.

US tax reform

In December 2017, a bill was passed to reform the Federal Taxation Law in the United States. The reform included a reduction of the corporate tax rate from 35% to 21%, for the tax years 2018 and thereafter. The reform has impact in certain subsidiaries of the Group in the United States.

The details of the provision for the Group's income tax, is as follows:

	June 30, 2019	June 30, 2018	June 30, 2017
Current income tax	(1,344)	(381)	(1,190)
Deferred income tax	3,034	6,661	(301)
Income tax from continuing operations	1,690	6,280	(1,491)

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A.	0% - 40%
Bermudas	0%
Israel	23% - 24%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2019, 2018 and 2017:

	June 30, 2019	June 30, 2018	June 30, 2017
Loss from continuing operations at tax rate applicable in the respective countries	7,363	353	1,420
Permanent differences:
Share of profit of associates and joint ventures	(1,036)	(223)	(379)
Unrecognized tax loss carryforwards	(2,977)	(2,810)	(2,600)
Change of tax rate	(238)	9,042	858
Gain / (loss) from sale of an associate	400	(300)	-
Tax inflation adjustment	(2,510)	-	-
Changes in fair value of financial instruments	328	(504)	896
Non-taxable profit / (loss), non-deductible expenses and others	360	722	(1,686)
Income tax from continuing operations	1,690	6,280	(1,491)

Deferred tax assets and liabilities of the Group as of June 30, 2019 and 2018 will be recovered as follows:

	June 30, 2019	June 30, 2018
Deferred income tax asset to be recovered after more than 12 months	8,403	9,236
Deferred income tax asset to be recovered within 12 months	1,449	1,700
Deferred income tax assets	9,852	10,936

	June 30, 2019	June 30, 2018
Deferred income tax liability to be recovered after more than 12 months	(32,993)	(50,960)
Deferred income tax liability to be recovered within 12 months	(13,255)	(714)
Deferred income tax liability	(46,248)	(51,674)
Deferred income tax assets (liabilities), net	(36,396)	(40,738)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2019 and 2018, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	06.30.18	Cumulative translation adjustment	Charged / (Credited) to the statements of income	06.30.19
Assets
Investment properties and property, plant and equipment	160	(326)	285	119
Investments	-	-	4	4
Trade and other payables	3,224	139	643	4,006
Tax loss carry-forwards	6,853	(185)	(1,787)	4,881
Others	699	(42)	185	842
Subtotal assets	10,936	(414)	(670)	9,852
Liabilities
Investment properties and Property, plant and equipment	(46,591)	1,042	4,768	(40,781)
Trade and other receivables	(373)	-	(249)	(622)
Investments	-	(11)	(25)	(36)
Tax inflation adjustment	-	-	(2,111)	(2,111)
Borrowings	(901)	66	95	(740)
Intangible assets	(2,086)	181	320	(1,585)
Others	(1,723)	444	906	(373)
Subtotal liabilities	(51,674)	1,722	3,704	(46,248)
Assets (Liabilities), net	(40,738)	1,308	3,034	(36,396)

	06.30.17	Cumulative translation adjustment	Charged / (Credited) to the statements of income	Deconsolidation	Business combination	06.30.18
Assets
Investment property and property plant and equipment	165	99	(104)	-	-	160
Investments	25	-	(25)	-	-	-
Trade and other payables	4,071	(140)	(707)	-	-	3,224
Tax loss carry-forwards	5,952	696	203	-	2	6,853
Others	1,320	203	(174)	(650)	-	699
Subtotal assets	11,533	858	(807)	(650)	2	10,936
Liabilities	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(38,881)	(15,597)	4,105	3,804	(22)	(46,591)
Trade and other receivables	(474)	91	10	-	-	(373)
Investments	(14)	2	12	-	-	-
Borrowings	(1,482)	(134)	715	-	-	(901)
Intangible assets	(4,172)	(1,230)	2,101	1,215	-	(2,086)
Others	(759)	(1,489)	525	-	-	(1,723)
Subtotal liabilities	(45,782)	(18,357)	7,468	5,019	(22)	(51,674)
Assets (Liabilities), net	(34,249)	(17,499)	6,661	4,369	(20)	(40,738)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry-forward is generated. Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years, while in Israel do not expire.

As of June 30, 2019, the Group's recognized tax loss carry forward prescribed as follows:

Date	Total
2020	46
2021	25
2022	52
2023	85
2024	248
Subtotal	456
Do not expire	4,425
Total	4,881

In order to fully realize the deferred tax asset, the respective companies of the Group will need to generate future taxable income. To this aim, a projection was made for future years when deferred assets will be deductible. Such projection is based on aspects such as the expected performance of the main macroeconomic variables affecting the business, production issues, pricing, yields and costs that make up the operational flows derived from the regular exploitation of fields and other assets of the group, the flows derived from the performance of financial assets and liabilities and the income generated by the Group's strategy of crop rotation. Such strategy implies the purchase and/or development of fields in marginal areas or areas with a high upside potential and periodical sale of such properties that are deemed to have reached their maximum appreciation potential.

Based on the estimated and aggregate effect of all these aspects on the companies' performance, Management estimates that as at June 30, 2019, it is probable that the Company will realize all of the deferred tax assets.

The Group did not recognize deferred income tax assets (tax loss carry forwards) of Ps. 224,777 for the Operations Center in Israel and Ps. 5,161 for the Operations Center in Argentina as of June 30, 2019 and Ps. 206,044 for the Operations Center in Israel as of June 30, 2018. Although management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary's results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.

The Group did not recognize deferred income tax liabilities of Ps. 60 and Ps. 2,679 as of June 30, 2019 and 2018, respectively, related to their investments in foreign subsidiaries, associates and joint ventures. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group's potential final tax liability.

On June 30, 2019 and 2018, the Group recognized a deferred liability in the amount of Ps. 656 and Ps. 969, respectively, related to the potential future sale of one of its subsidiaries shares.

IDBD and DIC assess whether it is necessary to recognize deferred tax liabilities for the temporary differences arising in relation to its investments in subsidiaries; in this respect, IDBD, DIC and PBC estimate that if each of them is required to dispose of its respective holdings in subsidiaries, they would not be liable to income tax on the sale and, for such reason, they did not recognize the deferred tax liabilities related to this difference in these Consolidated Financial Statements.